SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Incentive Awards
Expiration period		10 years
2005 Plan
Equity Awards Available for Grant
Shares of reserved common stock increased annually		0			0			0	0
2014 Plan
Equity Awards Available for Grant
Shares of reserved common stock increased annually		12,100,000			6,600,000			11,900,000	11,900,000
Stock Option [Member]
Stock Options Granted
Balance outstanding at the beginning of the period (in shares)	12,006,000	13,626,000		8,872,000	13,626,000	8,872,000	8,872,000	8,872,000
Granted (in shares)	6,100,000	0	3,000,000	2,000,000	6,097,000	5,000,000		5,523,000	1,200,000	2,400,000
Exercised options (in shares)		(194,000)			(315,000)			(971,000)
Canceled or forfeited (in shares)		(1,426,000)			(1,694,000)			(893,000)
Balance outstanding at the end of the period (in shares)	17,714,000	12,006,000			17,714,000			13,626,000	8,872,000
Vested and expected to vest (in shares)	14,717,000	10,864,000			14,717,000			12,358,000
Balance exercisable at the end of the period (in shares)	6,651,000				6,651,000		6,221,000	6,771,000
Weighted Average Exercise Price
Balance outstanding at the beginning of the period (in dollars per share)	$ 7.30	$ 7.64		$ 7.54	$ 7.64	$ 7.54	$ 7.54	$ 7.54
Granted (in dollars per share)		0.00			7.74			7.54
Exercised options (in dollars per share)		5.39			5.39			5.43
Canceled or forfeited (in dollars per share)		10.80			10.13			6.89
Balance outstanding at the end of the period (in dollars per share)	7.48	7.30			7.48			7.64	$ 7.54
Vested and expected to vest (in dollars per share)	7.43	$ 7.28			7.43			7.65
Balance exercisable at the end of the period (in dollars per share)	$ 7.30				$ 7.30		$ 7.31	$ 8.00
Equity Awards Available for Grant
Granted (in shares)		0						6,600,000
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)		0.00%		1.00%				1.00%	1.00%	1.00%
Expected life of options				4 years				4 years	4 years	6 years
Expected volatility (as a percent)		0.00%		53.00%				54.00%	61.00%	62.00%
Expected dividend yield (as a percent)		0.00%		0.00%				0.00%	0.00%	0.00%
Weighted Average Life Remaining
Balance outstanding at the beginning of the period		6 years 7 months 6 days			7 years			6 years 6 months	5 years 10 months 24 days
Balance outstanding at the end of the period		6 years 7 months 6 days			7 years			6 years 6 months	5 years 10 months 24 days
Vested and expected to vest		6 years 3 months 18 days			6 years 9 months 18 days			6 years 2 months 12 days
Balance exercisable at the end of the period					4 years 4 months 24 days		4 years 4 months 24 days	3 years 8 months 12 days
Aggregate Intrinsic Value
Balance outstanding at the beginning of the period (in dollars)	$ 12,095,000	$ 9,148,000		$ 27,301,000	$ 9,148,000	$ 27,301,000	$ 27,301,000	$ 27,301,000
Balance outstanding at the end of the period (in dollars)	12,446,000	12,095,000			12,446,000			9,148,000	$ 27,301,000
Vested and expected to vest (in dollars)	11,780,000	11,403,000			11,780,000			8,689,000
Balance exercisable at the end of the period (in dollars)	8,785,000				8,785,000		$ 7,990,000	6,246,000
Additional disclosures
Total intrinsic value of options exercised	$ 300,000	$ 0.40	$ 800,000	$ 1,700,000	$ 700,000	$ 2,400,000		$ 2,800,000	$ 4,600,000	$ 6,300,000
Restricted Stock [Member]
Restricted Stock Granted
Balance outstanding at the beginning of the period (in shares)	429,000	440,000		404,000	440,000	404,000	404,000	404,000
Granted (in shares)	0	0	0	0				342,000	400,000
Vested (in shares)	(21,700,000)	(11,000)	(200,000)	100,000	(22,000)			(201,000)	100,000	200,000
Forfeited (in shares)		0			(1,000)			(105,000)
Balance outstanding at the end of the period (in shares)	417,000	429,000			417,000			440,000	404,000
Additional disclosures
Total fair value of shares vested	$ 100,000	$ 100,000	$ 200,000	$ 700,000	$ 400,000	$ 1,400,000		$ 1,400,000	$ 700,000	$ 1,300,000